Average Annual Total Returns - Ivy Variable Insurance Portfolios Classes - Standard and Service			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nomura VIP Core Equity Series | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Nomura VIP Core Equity Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			15.30%	13.79%	13.78%
Nomura VIP Growth Series | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.56%	15.32%	18.13%
Nomura VIP Growth Series | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.37%	13.59%	14.59%
Nomura VIP Growth Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			8.41%	11.89%	15.40%
Nomura VIP Mid Cap Growth Series | Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.66%	6.65%	12.49%
Nomura VIP Mid Cap Growth Series | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%	13.15%	14.29%
Nomura VIP Mid Cap Growth Series | Standard
Prospectus [Line Items]
Average Annual Return, Percent			1.38%	0.16%	10.77%
Performance Inception Date		Apr. 28, 2017
Nomura VIP Mid Cap Growth Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			1.18%	(0.08%)	10.66%
Nomura VIP Smid Cap Core Series | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		17.15%	13.15%	14.29%
Nomura VIP Smid Cap Core Series | Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.91%	7.26%	10.40%
Nomura VIP Smid Cap Core Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			8.39%	8.07%	9.91%
Nomura VIP Small Cap Growth Series | Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.01%	3.18%	9.57%
Nomura VIP Small Cap Growth Series | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		17.15%	13.15%	14.29%
Nomura VIP Small Cap Growth Series | Standard
Prospectus [Line Items]
Average Annual Return, Percent			13.73%	2.47%	7.62%
Performance Inception Date		Nov. 02, 2018
Nomura VIP Small Cap Growth Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			13.39%	2.20%	8.69%
Nomura VIP Value Series | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		17.37%	13.59%	14.59%
Nomura VIP Value Series | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%	11.33%	10.53%
Nomura VIP Value Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			9.41%	9.49%	8.92%
Nomura VIP Corporate Bond Series | Bloomberg US Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.77%	(0.09%)	3.27%
Nomura VIP Corporate Bond Series | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Nomura VIP Corporate Bond Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			6.48%	(0.48%)	2.58%
Nomura VIP High Income Series | ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.50%	4.50%	6.44%
Nomura VIP High Income Series | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Nomura VIP High Income Series | Standard
Prospectus [Line Items]
Average Annual Return, Percent			7.41%	3.98%	4.47%
Performance Inception Date		Apr. 28, 2017
Nomura VIP High Income Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			7.17%	3.73%	5.56%
Nomura VIP Limited-Term Bond Series | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Nomura VIP Limited-Term Bond Series | Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.35%	1.97%	2.09%
Nomura VIP Limited-Term Bond Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			4.70%	1.75%	2.12%
Nomura VIP Global Growth Series | MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%	11.72%
Nomura VIP Global Growth Series | MSCI ACWI (All Country World Index) (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.87%	11.70%	12.28%
Nomura VIP Global Growth Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			17.93%	9.99%	10.71%
Nomura VIP International Core Equity Series | MSCI ACWI (All Country World Index) ex USA (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent			32.39%	7.91%	8.41%
Nomura VIP International Core Equity Series | MSCI ACWI (All Country World Index) ex USA (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.11%	8.46%	8.95%
Nomura VIP International Core Equity Series | Standard
Prospectus [Line Items]
Average Annual Return, Percent			24.55%		12.07%
Performance Inception Date		Mar. 28, 2024
Nomura VIP International Core Equity Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			24.17%	7.83%	6.62%
Nomura VIP Asset Strategy Series | MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%	11.72%
Nomura VIP Asset Strategy Series | MSCI ACWI (All Country World Index) (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.87%	11.70%	12.28%
Nomura VIP Asset Strategy Series | Standard
Prospectus [Line Items]
Average Annual Return, Percent			16.87%	7.33%	8.88%
Performance Inception Date		Apr. 28, 2017
Nomura VIP Asset Strategy Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			16.66%	7.07%	7.84%
Nomura VIP Balanced Series | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Nomura VIP Balanced Series | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Nomura VIP Balanced Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			11.79%	7.85%	8.38%
Nomura VIP Energy Series | S&P 1500 Energy Sector Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.69%	23.58%	7.77%
Nomura VIP Energy Series | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Nomura VIP Energy Series | Standard
Prospectus [Line Items]
Average Annual Return, Percent			12.41%	18.94%	0.55%
Performance Inception Date		Apr. 28, 2017
Nomura VIP Energy Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			11.89%	18.61%	1.74%
Nomura VIP Natural Resources Series | S&P Global Natural Resources Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent			28.86%	10.60%	10.38%
Nomura VIP Natural Resources Series | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Nomura VIP Natural Resources Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			37.75%	15.73%	6.94%
Nomura VIP Science and Technology Series | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Nomura VIP Science and Technology Series | S&P North American Technology Sector Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			27.82%	18.02%	22.54%
Nomura VIP Science and Technology Series | Standard
Prospectus [Line Items]
Average Annual Return, Percent			33.69%	13.99%	18.49%
Performance Inception Date		Apr. 28, 2017
Nomura VIP Science and Technology Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			33.36%	13.71%	17.20%
Nomura VIP Pathfinder Aggressive Series | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Nomura VIP Pathfinder Aggressive Series | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Nomura VIP Pathfinder Aggressive Series | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%	8.92%	8.18%
Nomura VIP Pathfinder Aggressive Series | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.89%	9.47%	8.72%
Nomura VIP Pathfinder Aggressive Series | Bloomberg US Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.83%	(0.05%)	3.15%
Nomura VIP Pathfinder Aggressive Series | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		17.15%	13.15%	14.29%
Nomura VIP Pathfinder Aggressive Series | Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		19.90%	9.97%	10.89%
Nomura VIP Pathfinder Aggressive Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			15.86%	8.40%	9.88%
Nomura VIP Pathfinder Moderately Aggressive Series | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Nomura VIP Pathfinder Moderately Aggressive Series | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Nomura VIP Pathfinder Moderately Aggressive Series | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%	8.92%	8.18%
Nomura VIP Pathfinder Moderately Aggressive Series | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.89%	9.47%	8.72%
Nomura VIP Pathfinder Moderately Aggressive Series | Bloomberg US Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.83%	(0.05%)	3.15%
Nomura VIP Pathfinder Moderately Aggressive Series | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		17.15%	13.15%	14.29%
Nomura VIP Pathfinder Moderately Aggressive Series | Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.35%	1.97%	2.09%
Nomura VIP Pathfinder Moderately Aggressive Series | Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		18.11%	8.97%	10.05%
Nomura VIP Pathfinder Moderately Aggressive Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			14.59%	7.67%	8.92%
Nomura VIP Pathfinder Moderate Series | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Nomura VIP Pathfinder Moderate Series | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Nomura VIP Pathfinder Moderate Series | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%	8.92%	8.18%
Nomura VIP Pathfinder Moderate Series | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.89%	9.47%	8.72%
Nomura VIP Pathfinder Moderate Series | Bloomberg US Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.83%	(0.05%)	3.15%
Nomura VIP Pathfinder Moderate Series | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		17.15%	13.15%	14.29%
Nomura VIP Pathfinder Moderate Series | Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.35%	1.97%	2.09%
Nomura VIP Pathfinder Moderate Series | Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		16.35%	7.97%	9.21%
Nomura VIP Pathfinder Moderate Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			13.50%	6.81%	8.01%
Nomura VIP Pathfinder Moderately Conservative Series | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Nomura VIP Pathfinder Moderately Conservative Series | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Nomura VIP Pathfinder Moderately Conservative Series | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%	8.92%	8.18%
Nomura VIP Pathfinder Moderately Conservative Series | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.89%	9.47%	8.72%
Nomura VIP Pathfinder Moderately Conservative Series | Bloomberg US Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.83%	(0.05%)	3.15%
Nomura VIP Pathfinder Moderately Conservative Series | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		17.15%	13.15%	14.29%
Nomura VIP Pathfinder Moderately Conservative Series | Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.35%	1.97%	2.09%
Nomura VIP Pathfinder Moderately Conservative Series | Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]		14.60%	6.96%	8.35%
Nomura VIP Pathfinder Moderately Conservative Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			12.08%	5.87%	7.16%
Nomura VIP Pathfinder Conservative Series | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Nomura VIP Pathfinder Conservative Series | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Nomura VIP Pathfinder Conservative Series | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%	8.92%	8.18%
Nomura VIP Pathfinder Conservative Series | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.89%	9.47%	8.72%
Nomura VIP Pathfinder Conservative Series | Bloomberg US Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.83%	(0.05%)	3.15%
Nomura VIP Pathfinder Conservative Series | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]		17.15%	13.15%	14.29%
Nomura VIP Pathfinder Conservative Series | Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.35%	1.97%	2.09%
Nomura VIP Pathfinder Conservative Series | Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]		12.86%	5.95%	7.49%
Nomura VIP Pathfinder Conservative Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			10.44%	4.91%	6.23%
Nomura VIP Pathfinder Moderate — Managed Volatility Series | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Nomura VIP Pathfinder Moderate — Managed Volatility Series | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Nomura VIP Pathfinder Moderate — Managed Volatility Series | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%	8.92%	8.18%
Nomura VIP Pathfinder Moderate — Managed Volatility Series | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.89%	9.47%	8.72%
Nomura VIP Pathfinder Moderate — Managed Volatility Series | Bloomberg US Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.83%	(0.05%)	3.15%
Nomura VIP Pathfinder Moderate — Managed Volatility Series | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16]		17.15%	13.15%	14.29%
Nomura VIP Pathfinder Moderate — Managed Volatility Series | Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.35%	1.97%	2.09%
Nomura VIP Pathfinder Moderate — Managed Volatility Series | Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]		16.35%	7.97%	9.21%
Nomura VIP Pathfinder Moderate — Managed Volatility Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			10.72%	5.98%	6.64%
Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%	8.92%	8.18%
Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.89%	9.47%	8.72%
Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series | Bloomberg US Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.83%	(0.05%)	3.15%
Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18]		17.15%	13.15%	14.29%
Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series | Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.35%	1.97%	2.09%
Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series | Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]		18.11%	8.97%	10.05%
Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			12.08%	6.87%	7.48%
Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%	8.92%	8.18%
Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.89%	9.47%	8.72%
Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series | Bloomberg US Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.83%	(0.05%)	3.15%
Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20]		17.15%	13.15%	14.29%
Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series | Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.35%	1.97%	2.09%
Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series | Current Blended Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[21]		14.60%	6.96%	8.35%
Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series | Service
Prospectus [Line Items]
Average Annual Return, Percent			9.26%	4.95%	5.83%

[1]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[2]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[3]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[4]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[5]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[6]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[7]
*	The Current Blended Benchmark is computed using a combination of 55% Russell 3000 Index + 30% MSCI EAFE Index + 15% Bloomberg US Credit Index.

[8]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[9]
*	The Current Blended Benchmark is computed using a combination of 50% Russell 3000 Index + 25% MSCI EAFE Index + 20% Bloomberg US Credit Index + 5% Bloomberg 1-3 Year US Government/Credit Index.

[10]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[11]
*	The Current Blended Benchmark is computed using a combination of 45% Russell 3000 Index + 25% Bloomberg US Credit Index + 20% MSCI EAFE Index + 10% Bloomberg 1-3 Year US Government/Credit Index.

[12]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[13]
*	The Current Blended Benchmark is computed using a combination of 40% Russell 3000 Index + 30% Bloomberg US Credit Index + 15% MSCI EAFE Index + 15% Bloomberg 1-3 Year US Government/Credit Index.

[14]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[15]
*	The Current Blended Benchmark is computed using a combination of 35% Russell 3000 Index + 35% Bloomberg US Credit Index + 20% Bloomberg 1-3 Year US Government/Credit Index + 10% MSCI EAFE Index.

[16]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[17]
*	The Current Blended Benchmark is computed using a combination of 45% Russell 3000 Index + 25% Bloomberg US Credit Index + 20% MSCI EAFE Index + 10% Bloomberg 1-3 Year US Government/Credit Index.

[18]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[19]
*	The Current Blended Benchmark is computed using a combination of 50% Russell 3000 Index +25% MSCI EAFE Index + 20% Bloomberg US Credit Index + 5% Bloomberg 1-3 Year US Government/Credit Index.

[20]
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

[21]
*	The Current Blended Benchmark is computed using a combination of 40% Russell 3000 Index + 30% Bloomberg U.S. Credit Index + 15% MSCI EAFE Index + 15% Bloomberg 1-3 Year US Government/Credit Index.